Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel compensation
Salaries and short-term employee benefits	$ 2,388	$ 2,081	$ 2,430
Consultants fees	62	0	0
Termination benefits	356	0	0
Post-employment benefits	147	59	78
Share-based compensation costs	462	87	1,051
Key management personnel compensation	3,415	2,227	3,559
Other employees compensation:
Salaries and short-term employee benefits	1,325	3,584	3,574
Termination benefits (note 16)	0	1,806	0
Post-employment benefits	275	441	500
Share-based compensation costs	108	95	31
Other employee compensation	1,708	5,926	4,105
Professional fees	6,421	7,153	7,157
Insurance	1,303	949	870
Third-party R&D	498	3,758	11,796
Contracted sales force	256	22	14
Travel	256	831	1,185
Marketing services	176	698	5
Laboratory supplies	139	2	30
Other goods and services	342	162	160
Leasing costs, net of sublease receipts	344	2,247	1,131
Sublease income	121	359	345
Transaction costs related to share purchase warrants	0	0	56
Depreciation and amortization	60	138	195
Impairment (reversal) losses	0	(44)	85
Operating foreign exchange (gains) losses	17	(72)	39
Operating expense, excluding compensation cost	9,812	15,844	22,723
Total operating expenses	$ 14,935	$ 23,997	$ 30,387